Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies [abstract]
Disclosure of basis of consolidation [text block]

Basis for consolidation

The consolidated financial statements comprise the financial statements of the Group and its subsidiaries.

Entities are fully consolidated from the date of acquisition, which is the date when the Group obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the entities are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-Group balances, transactions, unrealized gains and losses resulting from intra-Group transactions and dividends are fully eliminated.

The Group attributes profit or loss and each component of other comprehensive income to the owners of the parent company and to the non-controlling interest based on present ownership interests, even if the results in the non-controlling interest have a negative balance.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over the subsidiary, it will derecognize the assets (including goodwill) and liabilities of the subsidiary, any non-controlling interest and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in profit or loss. If the Group retains an interest in the previous subsidiary, then such interest is measured at fair value at the date the control is lost.

The proportion allocated to the parent and non-controlling interests in preparing the consolidated financial statements is determined based solely on present ownership interests.

There are no significant changes to the consolidated scope occurred in 2018.

Description of accounting policy for transactions with non-controlling interests [text block]

Non-controlling interests

The Group has the choice, on a transaction by transaction basis, to initially recognize any non-controlling interest in the acquiree which is a present ownership interest and entitles its holders to a proportionate share of the entity’s net assets in the event of liquidation at either acquisition date fair value or, at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. Other components of non-controlling interest such as outstanding share options are generally measured at fair value. The Group has not elected to take the option to use fair value in acquisitions completed to date and currently does not have non-controlling interest resulting from business combinations.

Description of accounting policy for foreign currency translation [text block]

Foreign currency translation

The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency, and items included in the financial statements of each entity are measured using the functional currency.

Financial statements of foreign subsidiaries

Foreign subsidiaries use the local currencies of the country where they operate. The statement of financial position is translated into euro at the closing rate on the reporting date and their income statement is translated at the average exchange rate at each month-end. Differences resulting from the translation of the financial statements of said subsidiaries are recognized in other comprehensive income as “exchange differences on translation of foreign operations”.

Foreign currency transactions

Transactions denominated in foreign currencies are translated into euro at the exchange rate at the end of the previous month-end. Monetary items in the statement of financial position are translated at the closing rate at each reporting date and the relevant translation adjustments are recognized in financial or operating result depending on its nature.

Description of accounting policy for business combinations and goodwill [text block]

Business combinations and goodwill

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree.

The Group measures goodwill initially at cost at the acquisition date, being:

  the fair value of the consideration transferred to the seller, plus the amount of any non-controlling interest in the acquiree, plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree re-measured at the acquisition date, less the fair value of the net identifiable assets acquired and assumed liabilities

 Goodwill is recognized as an intangible asset with any impairment in carrying value being charged to the consolidated income statement. Where the fair value of identifiable assets, liabilities and contingent liabilities exceed the fair value of consideration paid, the excess is credited in full to the consolidated income statement on acquisition date.

Acquisition costs incurred are expensed and included in general and administrative expenses.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, which is deemed to be an asset or liability, will be recognized either as a profit or loss or as a change to other comprehensive income. If the contingent consideration is classified as equity, it should not be re-measured until it is finally settled within equity.

Acquisition of non-controlling interests are accounted for as an equity transaction.

Description of accounting policy for investments in joint ventures [text block]

Investments in joint ventures

The Group carries investment in a joint venture (RS Print NV). The Group’s investments in its joint venture is accounted for using the equity method. Under the equity method, the investment in the joint venture was initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment individually.

The income statement reflects the Group’s share of the results of operations of the joint venture. Any change in other comprehensive income of the joint venture is presented as part of the Group’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of the change in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the Group’s interest in the joint venture (higher of value in use and fair value less costs to sell), and then recognizes the loss as ‘Share of profit or loss of joint ventures’ in the income statement.

Description of accounting policy for property, plant and equipment [text block]

Property, plant & equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes borrowing costs directly attributable to construction projects if the asset necessarily takes a substantial period of time to get ready for its intended use, it is probable that they will result in future economic benefits to the group and the cost can be measured reliably. When significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the income statement as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

  Buildings: 20-30 years
  Furniture, Plant & Equipment: 5-30 years
  Property leased Assets: 15-30 years or lease term if shorter
  Leased machines: 5-10 years or lease term if shorter

Land is not depreciated.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset or the lease term.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Description of accounting policy for leases [text block]

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date, whether fulfilment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Finance leases which transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased item or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability.

Finance charges are recognized as financial expenses in the consolidated income statement.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Group (an “operating lease”), the total rentals payable under the lease are charged to the consolidated income statement on a straight-line basis over the lease term. The aggregate benefit of lease incentives is recognized as a reduction of the rental expense over the lease term on a straight-line basis.

Description of accounting policy for borrowing costs [text block]

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualified asset that necessarily takes a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of the respective assets. All other borrowing costs are expensed in the period they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Description of accounting policy for research and development expense [text block]

Research and development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates and enhancements), guides and other products.

Development activities involve the application of research findings or other knowledge to a plan or a design of new or substantially improved (software) products before the start of the commercial use.

Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

  the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
  its intention to complete and its ability to use or sell the asset;
  how the asset will generate future economic benefits;
  the availability of resources to complete the asset; and
  the ability to measure reliably the expenditure during development.

The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, it is highly likely that the Group will be able to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion, but not all, of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. Internally generated intangible assets from proprietary software are amortized over their useful lives, starting from the moment they are ready for use/available for sale.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortisation and accumulated impairment losses. Amortisation of the asset begins when development is complete and the asset is available for use. It is amortised over the period of expected future benefit, which is determined on a project-by-project basis. Amortisation is recorded in cost of sales. During the period of development, the asset is tested for impairment annually.

Description of accounting policy for intangible assets other than goodwill [text block]

Intangible assets other than goodwill and capitalized development expenditures

Intangible assets comprise acquired technology and customer portfolio, patents and licenses, goodwill and technology and customers acquired in connection with business combinations. Those intangible assets are measured on initial recognition at cost, except for the acquired technology and customers arising from business combinations, which are measured initially at fair value. Following initial recognition, intangible assets other than goodwill are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

The useful life of the intangible assets is as follows:

  Software: 3 years;
  Patents and licenses: 5 years;
  Acquired customers: 5-20 years;
  Technology: 6-10 years;
  Order Backlog: Period over which orders will be completed.

The intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. The amortization expense on intangible assets with finite lives is recognized in the consolidated income statement in the line “net other operating income”.

Description of accounting policy for impairment of non-financial assets [text block]

Impairment of goodwill and other non-financial assets (excluding inventories and deferred tax assets)

Impairment tests on goodwill and other intangible assets with indefinite useful economic lives or capitalized development expenses which are not amortized yet, are undertaken annually at the financial year end. Other non-financial assets and goodwill are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest Group of assets to which it belongs for which there are separately identifiable cash flows: its cash generating units (CGUs). Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from the synergies of the combination giving rise to the goodwill.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to future cash flows projected after the fifth year.

Impairment charges are included in profit or loss, except, where applicable, to the extent they reverse gains previously recognized in other comprehensive income. An impairment loss recognized for goodwill is not reversed.

Where goodwill forms part of a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained.

Description of accounting policy for inventory and contract in progress [text block]

Inventories and Contracts in progress

Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

  Raw materials: purchase cost on a first in, first out basis; and
  Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

A write-off of inventories is estimated based on an ageing or rotation analysis.

Work in progress relates to production of inventory for which a customer has not yet been secured, while contracts in progress are contract assets that relate to production for specific customers in performance of a signed contract. We refer also to the accounting policy on revenue recognition.

Description of accounting policy for financial assets [text block]

Financial assets

Financial assets are classified at initial recognition, and subsequently measured as at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price.

For purposes of subsequent measurement, financial assets are classified in four categories:

  Financial assets at amortised cost;
  Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments);
  Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments);
  and
  Financial assets at fair value through profit or loss.

Financial assets measured at amortized cost

This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

  The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
  The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets, trade and other receivables, cash and cash equivalents at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

The Group currently does not have financial assets at fair value through OCI with recycling of cumulative gains and losses.

Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

The Group has irrevocably elected at initial recognition to classify the minority interest in the non-listed equity investment Essentium Inc, as disclosed in Note 10 and Note 20, as a financial asset designated at fair value through OCI as this measurement is most representative of the business model for this asset. Gain and losses on these financial assets are never recycled to profit and loss. Dividends are recognised as other operational income in the consolidated income statement when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

Financial assets measured at fair value through profit or loss

The Group does not currently have financial assets classified as financial assets at fair value through profit or loss except for a call option on non-controlling interests in RapidFit+ as disclosed in Note 13 and the derivatives, which are carried in the statement of financial position at fair value with changes recognized in the income statement in the lines financial income/expense.

Derecognition

A financial asset is derecognized when:

  The rights to receive cash flows from the asset have expired, or
  The Group has transferred its rights to receive cash flows from the assets.

Impairment of financial assets

Further disclosures relating to impairment of financial assets are also provided in Note 3 Significant accounting judgments, estimates and assumptions.

The Group recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. A loss allowance is recognized at each reporting date based on lifetime ECLs. The Group established a provision matrix that is based on its historical loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For all other receivables, ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

Description of accounting policy for financial liabilities [text block]

Financial liabilities

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts and derivative financial instruments including written put options over non-controlling interests.

Financial liabilities at amortized cost

The trade and other payables, and loans and borrowings are classified as financial liabilities at amortized cost.

Those financial liabilities are measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate method amortization process.

Financial liabilities at fair value through profit and loss

The derivative financial instruments are classified as financial liabilities at fair value through profit and loss except for the written put options on non-controlling interests which is disclosed below.

Written put options on non-controlling interest

The Group recognizes a financial liability for the written put options on non-controlling interest. The written put options have a variable redemption price based on a formula as specified in the contract (see Note 13).

  The financial liability is initially recognized at fair value and the fair value is reclassified from non-controlling interest and, for any amount higher than the non-controlling interest, from consolidated reserves.
  The fair value is determined as the present value of the redemption amount.
  Any change in the fair value as a result of a change in the estimated redemption price is recognized directly in consolidated reserves. Any unwinding effect of the present value of the redemption price is recognized directly in profit and loss (financial cost).
  No share of profit is allocated to the non-controlling interest.
  Upon exercise of the written put option, the carrying value will be offset with the cash payment received. When the written put option is not exercised, the carrying value of the financial liability is derecognized against non-controlling interest with the difference going to consolidated reserves.

 Compound financial instruments

The Group has issued convertible debt which is accounted for as a compound financial instrument. For those instruments, the Group determines the carrying amount of the liability component by measuring the fair value of a similar liability (including any embedded non-equity derivative features) that does not have an associated equity component. The carrying amount of the equity instrument is then determined by deducting the fair value of the financial liability from the fair value of the compound financial instrument as a whole.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Offsetting

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for issued capital [text block]

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group’s ordinary shares are classified as equity instruments.

Description of accounting policy for provisions [text block]

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Description of accounting policy for employee benefits [text block]

Pensions benefits

The Group has a defined contribution obligation where the Group pays contributions based on salaries to an insurance company, in accordance with the laws and agreements in each country.

The Belgian defined contribution pension plans are by law with variable minimum returns based on the Belgian government bonds, with a minimum of 1.75% and a maximum of 3.75%, effective for contributions paid as from 2016. For contribution paid until 2015, the minimum guaranteed return is 3.25% on employer contributions and 3.75% on employee contributions.

These plans qualify as defined benefit plans. Contributions are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are shown as other current liabilities.

Those plans are accounted for as a defined benefit plan however are considered not material.

Description of accounting policy for share-based payment transactions [text block]

Share based payments

Directors and employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Group currently has only warrants and share-appreciation rights as share-based payments.

Equity-settled transactions

Equity-settled share-based payments to employees and others providing similar services are measured, indirectly, at the fair value of the equity instruments granted. The cost of equity-settled transactions is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period and is recognized as employee benefits expense.

The Group does currently only have equity-settled share-based payments that have service-based vesting conditions and no instruments with market vesting conditions.

No expense is recognized for awards that do not ultimately vest.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Cash-settled transactions

The Group has cash-settled share-based payment transaction for certain employees in certain countries due to legal requirements (in the form of share-appreciation rights). The cost of cash-settled transactions is measured initially at fair value at the grant date. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in employee benefits expense.

Description of accounting policy for recognition of revenue [text block]

Revenue from contracts with customers

The Group’s revenue, which is presented net of sales taxes, is primarily generated by the sale of our software and 3D printed products and services. Software revenue is comprised of perpetual and periodic licenses, maintenance revenue and software development service fees. Perpetual license holders may opt to take an annual maintenance contract, which leads to annual fees. Periodic licenses entitle the customer to maintenance, support and product updates without additional charge. Revenue from prototypes and end products involving 3D printing technology is derived from our network of production centers and may include support and services such as pre-production collaboration prior to the actual production.

The Group sells its products and software through its direct sales force and through authorized distributors.

Software license revenue, maintenance and/or software development service fees may be bundled in one arrangement, or may be sold separately.

The Group recognizes revenue for goods including software based on the five-step model as a result of the application of IFRS 15 since January 1, 2018.

  Identify the contract(s) with a customer;
  Identify the performance obligations in the contract;
  Determine the transaction price;
  Allocate the transaction price to the performance obligations in the contract; and
  Recognize revenue when (or as) the entity satisfies a performance obligation.

The impact of the application of IFRS 15 is discussed in Note 2. Basis of preparation.

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group is expected to be entitled in exchange from those goods and services.

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Variable consideration is mainly related to quantities sold, volume (step-based) rebates and development time spend.

Prototypes and end products involving 3D printing technology

The Group recognizes revenue on the sale of goods to the customer or distributor at a point in time when control of the asset is transferred, generally upon shipment or delivery taking into account the shipment terms (usually Ex-works or FOB Time of Shipment Incoterms (International Commercial Terms)).

Perpetual licensed software

The sale and/or license of software products is deemed to have occurred at a point in time, i.e. when a customer either has taken possession of or has the ability to take immediate possession of the software and the software key.

Perpetual software licenses can include one year maintenance and support services as a separate performance obligation. The Company sells these maintenance services also on a stand-alone basis and is therefore capable of determining their stand-alone selling price. On this basis, the amount of the embedded maintenance is separated from the fee for the perpetual license and is recognized ratably over the period to which they relate.

Time-based licensed software

The time-based license agreements include the use of a software license for a fixed term and maintenance and support services during the same period. The Company does not sell time-based licenses without maintenance and support services and therefore revenues is satisfied over time for the entire arrangements and is recognized ratably over the term.

Maintenance and support services

Maintenance and support services are satisfied over time and as such, the Group recognizes this revenue ratably on a straight-line basis over the term that the maintenance service is provided. In general, maintenance services are not automatically renewed.

A maintenance and support contract may include a reinstatement for previous years when the customer did not have a maintenance and support contract previously. Revenue from reinstatements are recognized immediately when the maintenance and support services commence.

Software development services (SDS)

SDS include customized development of software components for customers. Revenue from SDS agreements when distinct from other performance obligations is satisfied over time. Revenue is then recognized either on time and material basis or on the stage of completion of each service contract and when the stage of completion can be measured reliably.

The Company determines the percentage-of-completion by comparing labor hours incurred to-date to the estimated total labor hours required to complete the project. The Company considers labor hours to be the most reliable available measure of progress on these projects. Adjustments to the Company’s estimates of the time to completion are made when facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recognized immediately.

Contracts with multiple performance obligations

The Group has entered into a number contracts with multiple performance obligations, such as when selling perpetual licenses that may include maintenance and support (included in price of perpetual licenses) and time-based licenses (that include embedded maintenance and support, both of which may be sold with software development services, training, and other product sales). In some cases, the Group delivers software development services bundled with the sale of the software.

The Group evaluates whether each performance obligation is distinct from each other, i.e. the customer can benefit from the good or service on its own, or with readily available resources. Certain development services significantly modify and/or enhance the software license and as such are not considered distinct and combined with the software license.

In those contracts, whether sold to end-customers or to collaboration partners, the Group uses either price list, historical pricing information or management’s best estimate of selling prices (e.g. also using a cost-plus method) to determine the stand-alone selling price for each distinct performance obligation, including software and software-related services such as maintenance and support. In general, elements in such arrangements are also sold on a stand-alone basis and stand-alone selling prices are readily available.

Revenue is allocated to each distinct performance obligation ("PO") based on the relative percentage of the stand-alone selling price for each PO compared to the total of stand-alone selling prices for all PO over the total transaction price and is recognized when the revenue recognition criteria described above are met.

Contracts with collaboration partners in the medical segment also include multiple elements such as software, maintenance and support services, training, software development services, 3D printed products and royalties. Revenue from those contracts is determined and recognized consistent with other multiple element arrangements.

For certain contracts with collaboration partners, the Company also receives up-front fees, paid by customers for certain exclusivity rights granted only on previously acquired perpetual software licenses, which may be bundled with transfer of title, rights and ownership of certain software products and maintenance and support services. In case the up-front fees do not relate to already delivered good or services, the Group include the up-front fees in the total transaction price which is then allocated to all the distinct performance obligations. Other contracts with collaboration partners include prepaid fees to purchase a maximum number of "Plan Only" cases during a 12-month period. In this case, the prepaid fees are recognized over the period of 12 months based on the expected number of "Plan Only" cases that will be purchased.

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration that is conditional. Contract assets are only contracts in progress that are disclosed with the line inventory and contracts in progress in the statement of financial position. We refer to our accounting policies regarding Inventories and Contracts in Progress

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognised when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract. Contract liabilities are presented as deferred income in the statement of financial position.

Contract costs

The Group does not have significant costs to obtain contracts and those costs are expensed as incurred.

The Group may have costs incurred in fulfilling contracts that are accounted for as intangible assets. When those costs are not in scope of another standards, these costs are accounted for under contracts in progress (see contract assets). For certain contracts, the Group may have significant software development expenses that are not considered a "distinct performance obligation" which are accounted for as an intangible assets. The Group evaluates whether those costs meet the recognition criteria for an intangible assets and when criteria are not met, expenses those costs as incurred.

Description of accounting policy for government grants [text block]

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to development costs or another expense, it is recognized as income over the grant period necessary to match the income on a systematic basis to the costs that it is intended to compensate. When the grant relates to the construction of buildings, it is recognized as income over the depreciation period of the related building.

Such grants have been received from the federal and regional governments and from the European Union in the forms of grants linked to certain of its research and development programs, reduced payroll taxes and the financing of the construction of an office building in Leuven (Belgium) and in Freiberg (Germany).

Where retention of a government grant related to assets or to income, is dependent on the Company satisfying certain criteria, it is initially recognized as deferred income. When the criteria for retention have been satisfied, the deferred income balance is released to other operating income in the consolidated income statement on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate.

Any government grants recognized as income do not have any unfulfilled conditions or other contingencies attached to them, as otherwise we would not be recognizing income for such.

Description of accounting policy for finance income and costs [text block]	Other financial income and expenses Other financial income and expenses include mainly foreign currency gains or losses on financial transactions and bank related expenses.
Description of accounting policy for income tax [text block]

Taxes

Current income tax

Income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Current income tax relating to items that are recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Description of accounting policy for taxes other than income tax [text block]

Deferred tax

Deferred tax is calculated using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Sales tax

Revenue, expenses and assets are recognized net of the amount of VAT, except:

  Where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and
   Receivables and payables that are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

Disclosure of expected impact of initial application of new standards or interpretations [text block]

New and revised standards not yet adopted

The standards and interpretations that are issued, but not yet effective, up to the closing date of the Group’s financial statements are disclosed below.

Of those standards that are not yet effective, IFRS 16 Leases is expected to have a material impact on the Group’s financial statements in the period of initial application.

IFRS 16, Leases

The Group is required to adopt IFRS 16 Leases from January 1, 2019. The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below. The actual impacts of adopting the standard on January 1, 2019 may change because:

  The Group has not finalised the testing and assessment of controls over its new IT systems; and
  The new accounting policies are subject to change until the Group presents its first financial statements that include the date of initial application.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognises a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Group will, where it acts as a lessee, recognise new assets and liabilities for its operating leases of buildings, vehicles and machinery & equipment. The nature of expenses related to those leases will now change because the Group will recognise a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Group recognised operating lease expense on a straight-line basis over the term of the lease, and recognised assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognised.

No significant impact on income statement is expected for the Group’s finance leases.

Based on the information currently available, the Group estimates that it will recognise additional lease liabilities of K€4,998 as at January 1, 2019 and estimated annual depreciation expense of K€2,483.

The Group plans to apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach with the Right-of-Use asset equal to the lease liability. Therefore, there will be no restatement of comparative information.

The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

The other standards, interpretations and amendments issued by the IASB and relevant for the Group, but not yet effective are not expected to have a material impact on the Group’s future consolidated financial statements:

  IFRIC 23 Uncertainty over Tax Treatments;
  IFRS 17 Insurance Contracts;
  Amendments to IFRS 9: Prepayment Features with Negative Compensation;
  Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture;
  Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures;
  Amendments to IAS 19: Plan Amendment, Curtailment or Settlement;
  Annual Improvements to IFRS Standards 2015–2017 Cycle – various standards (IFRS 3 Business Combinations; IFRS 11 Joint Arrangements; IAS 12 Income Taxes; IAS 23 Borrowing Costs); and
  Amendments to References to Conceptual Framework in IFRS Standards;

Disclosure of accounting judgements and estimates [text block]

Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities for future periods.

On an ongoing basis, the Group evaluates its estimates, assumptions and judgments, including those related to revenue recognition, development expenses, share-based payment transactions, income taxes, impairment of goodwill, intangible assets and property, plant & equipment and business combinations.

The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Revenue recognition

Our revenue recognition policies require management to make significant estimates. Management analyzes various factors, including a review of specific transactions, historical experience, creditworthiness of customers and current market and economic conditions. Changes in judgments based upon these factors could impact the timing and amount of revenue and cost recognized and thus affects our results of operations and financial condition. The significant estimates and judgments relate to:

  The assessment whether a performance obligation is distinct in a bundled sales transactions;
  Estimates of the variable considerations and the assessment of the revenue constraint limitation;
  Estimates of the stand-alone selling prices for each distinct performance obligation; and
  The stage of completion of our customized development of software components for customers when revenue is satisfied over time.

The Group is making significant judgments when performing the assessment of whether a performance obligation is distinct from the other performance obligations in a contract, i.e. whether the good or service has a benefit for the customer in its own or together with readily available resource and/or whether the good or service is highly interrelated or a significant input with another good or service delivered, or whether it significantly modifies or customizes another good or service. The relevant judgments include the following:

  Whether the software license is distinct from the 3D printed guides - in most cases with contracts with collabroration partners in the Materialise Medical segment, the software licenses is combined with the manufacturing of the 3D printed guides as the software license has no benefit for the customer without the manufacturing services. Note that the Group is implementing a new feature "Plan Only" which where the collaboration partners could benefit from the software license in its own.
  Whether the development services are distinct from other performance obligations - in most cases, those performance obligations are distinct however for one contract with a collaboration partner in the Materialise Medical segment, the software license is combined with the license and the 3D printed guides as one "distinct" performance obligation

For the stand-alone selling prices, the Group is using prices from price list or historical prices for similar transactions. However, in certain cases, such information is not immediately available and in such cases, the Group estimates the stand-alone selling price by using a cost-plus or another estimate. In addition, for certain performance obligations such as development services, stand-alone selling prices also require an estimate of the time to complete the development.

Certain contracts include estimates of variable considerations within the transaction price and assessing the revenue constraint, such as:

  Quantities/volume sold for fixed prices in relation to, but not limited to, manufacturing of 3D printed products, software licenses sold, maintenance renewals;
  Contractual prices may be different based on volume purchased during a certain period;
  FTE spend for development or other services billed on a time and material basis; and
  Volume rebates.
  The method applied to estimate the variable consideration is dependent on the number of possible scenarios and the probability of each scenario. In case there are many possible scenarios with a wide range of probabilities (each less than 50%), the Group will use the expected value method while the most likely method is used when there is a scenario with a higher probability (more than 50%).
  Variable consideration is not constrained when based on historical experience and/or high reliable business forecast and/or the timeframe of the estimates, the Group determines that there is a high probability that this will not result in a future revenue reversal.

We determine the stage of completion for development contracts satisfied over time by comparing labor hours incurred to-date to the estimated total labor hours required to complete the project. We consider labor hours to be the most reliable, available measure of progress on these projects. Adjustments to estimates to complete are made in the periods in which facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

Development expenses

Under IAS 38, internally generated intangible assets from the development phase are recognized if certain conditions are met. These conditions include the technical feasibility, intention to complete, the ability to use or sell the asset under development, and the demonstration of how the asset will generate probable future economic benefits. The cost of a recognized internally generated intangible asset comprises all directly attributable cost necessary to make the asset capable of being used as intended by management. In contrast, all expenditures arising from the research phase are expensed as incurred.

Determining whether internally generated intangible assets from development are to be recognized as intangible assets requires significant judgment, particularly in determining whether the activities are considered research activities or development activities, whether the product enhancement is substantial, whether the completion of the asset is technical feasible considering a company-specific approach, the probability of future economic benefits from the sale or use including an assessment whether FDA approval will be obtained.

The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, the Group has the intention to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. This assessment is monitored by the Group on a regular basis.

We have determined that the criteria for internally generated intangible assets were met for two projects in 2018: (1) the software development of a new planner for hospitals within a certain medical field and (2) the process to obtain FDA and E.U. approval for a 3D printed product within the Materialise Medical segment. For the latter, we determined that there is a low risk that FDA approval will not be obtained although clinical trials have to be started and commercialization is not expected before 2022. This assessment was made by management based on several factors including the developed product itself, the exclusive patent rights obtained on the developed product, the successful application of the product on a number of patients as part of the emergency exception use obtained from the FDA and the continued discussions to speed up the trial duration and commercialization. The product is also expected to receive E.U. approval for commercialization by the end of 2020. The total amount capitalized is K€158 and K€524 as per December 31, 2018.

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted and measured the cost of cash-settled transactions by reference to the fair value of the equity instrument at the date of reporting. The Group has applied the Black-Scholes valuation model to estimate fair value. Using this model requires management to make assumptions with regards to volatility and expected life of the equity instruments. The assumptions used for estimating fair value for share-based payment transactions are disclosed in Note 14 and are estimated as follows:

  Volatility is estimated based on the average annualized volatility of the Group;
  Estimated life of the warrant is estimated to be until the first exercise period which is typically the month after their vesting;
  Fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of issuance. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number quoted peers in the 3D printing industry; and
  The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividends have been paid since inception.

 Income taxes

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

As at December 31, 2018, the Group had K€25,285 (2017: K€11,948; 2016: K€9,451) of tax losses carry forward and other tax credits such as investment tax credits and notional interest deduction, of which K€15,592 related to Materialise NV (2017: K€4,581; 2016: K€1,570). These losses relate to the parent and subsidiaries that have a history of losses, in countries where these losses do not expire (except for the notional interest deduction (2018: K€0; 2017: K€315; 2016: K€315)) and may not be used to offset taxable income elsewhere in the Group.

With respect to the unused tax losses of Materialise NV, no deferred tax assets have been recognized in 2018, 2017 and 2016, given that in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainty to which extent these tax losses will be used in future years. As from July 1, 2016, the new Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis in 2018 the Company has assessed that no deferred tax asset should be accounted for with respect to its unused tax losses in Belgium.

With respect to the unused tax losses of the other entities, no deferred tax assets have been recognized in 2018 (2017: K€0; 2016: K€109). The Group has not recognized deferred tax assets on unused tax losses totalling K€11,906 in 2018 (2017: K€7,904; 2016: K€8,877) given that it is not probable that sufficient positive taxable base will be available in the foreseeable future against which these tax losses can be utilized.

If the Group was able to recognize all unrecognized deferred tax assets, net profit would have increased by K€3,531 in 2018 during which K€11,906 of tax losses were utilized. Further details on taxes are disclosed in Note 22.10.

Impairment of goodwill, intangible assets and property, plant & equipment

The Group has goodwill for a total amount of K€17,491 as at December 31, 2018 (2017: K€17,552; 2016: K€8,860) which has been subject to an impairment test. The goodwill is tested for impairment based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The value in use is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. The key assumptions used to determine the value in use for the different CGUs are disclosed and further explained in Note 5.

The Group capitalized development expenses for a total amount of K€682 as at December 31, 2018 which are not in the condition as intended by management and as such not amortized. Those development expenses have been subject to an impairment test based on a discounted cash flow model with cash flows derived from the latest business plan. The value in use is sensitive to the discount rate used for the DCF model as well as the expected commercialization date for the products and the expected future cash inflows after commercialization. We refer to the section on development expenses above for further explanations.

When events or changes in circumstances indicate that the carrying amount of the intangible assets and property, plant and equipment may not be recoverable, we estimate the value in use for the individual assets, or when not possible, at the level of CGUs to which the individual assets belong. No impairment charges have been recorded during 2018 (2017: K€0; 2016: K€0).

Business combinations

We determine and allocate the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. Business combinations are discussed further in Note 4. The purchase price allocation process requires us to use significant estimates and assumptions, including estimated fair value of the acquired intangible assets;
  estimated fair value of property, plant and equipment; and
  estimated fair value of the contingent consideration.

The contingent consideration as included in the financial statements is recorded at fair value at the date of acquisition and is reviewed on a regular basis. The fair value of the contingent consideration is based on risk-adjusted future cash flows of different scenarios discounted using appropriate interest rates. The structure of the possible scenarios and the probability assigned to each one of them is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios as well as the evolution of the variables.

While we are using our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the date of acquisition, our estimates and assumptions are inherently uncertain and subject to refinement. Examples of critical estimates in valuing certain of the intangible assets we have acquired or may acquire in the future include but are not limited to:

  future expected cash flows from customer contracts and relationships, software license sales and maintenance agreements;
  the fair value of the plant and equipment
  the fair value of the deferred revenue; and
  discount rates.

Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (i.e., by legal entity).

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables and contract assets is disclosed in Note 25.

Description of judgements, and changes in judgements, that significantly affect determination of amount and timing of revenue from contracts with customers	Revenue recognition Our revenue recognition policies require management to make significant estimates. Management analyzes various factors, including a review of specific transactions, historical experience, creditworthiness of customers and current market and economic conditions. Changes in judgments based upon these factors could impact the timing and amount of revenue and cost recognized and thus affects our results of operations and financial condition. The significant estimates and judgments relate to: The assessment whether a performance obligation is distinct in a bundled sales transactions; Estimates of the variable considerations and the assessment of the revenue constraint limitation; Estimates of the stand-alone selling prices for each distinct performance obligation; and The stage of completion of our customized development of software components for customers when revenue is satisfied over time. The Group is making significant judgments when performing the assessment of whether a performance obligation is distinct from the other performance obligations in a contract, i.e. whether the good or service has a benefit for the customer in its own or together with readily available resource and/or whether the good or service is highly interrelated or a significant input with another good or service delivered, or whether it significantly modifies or customizes another good or service. The relevant judgments include the following: Whether the software license is distinct from the 3D printed guides - in most cases with contracts with collabroration partners in the Materialise Medical segment, the software licenses is combined with the manufacturing of the 3D printed guides as the software license has no benefit for the customer without the manufacturing services. Note that the Group is implementing a new feature "Plan Only" which where the collaboration partners could benefit from the software license in its own. Whether the development services are distinct from other performance obligations - in most cases, those performance obligations are distinct however for one contract with a collaboration partner in the Materialise Medical segment, the software license is combined with the license and the 3D printed guides as one "distinct" performance obligation For the stand-alone selling prices, the Group is using prices from price list or historical prices for similar transactions. However, in certain cases, such information is not immediately available and in such cases, the Group estimates the stand-alone selling price by using a cost-plus or another estimate. In addition, for certain performance obligations such as development services, stand-alone selling prices also require an estimate of the time to complete the development. Certain contracts include estimates of variable considerations within the transaction price and assessing the revenue constraint, such as: Quantities/volume sold for fixed prices in relation to, but not limited to, manufacturing of 3D printed products, software licenses sold, maintenance renewals; Contractual prices may be different based on volume purchased during a certain period; FTE spend for development or other services billed on a time and material basis; and Volume rebates. The method applied to estimate the variable consideration is dependent on the number of possible scenarios and the probability of each scenario. In case there are many possible scenarios with a wide range of probabilities (each less than 50%), the Group will use the expected value method while the most likely method is used when there is a scenario with a higher probability (more than 50%). Variable consideration is not constraint when based on historical experience and/or high reliable business forecast and/or the timeframe of the estimates, the Group determines that there is a high probability that this will not result in a future revenue reversal. We determine the stage of completion for development contracts satisfied over time by comparing labor hours incurred to-date to the estimated total labor hours required to complete the project. We consider labor hours to be the most reliable, available measure of progress on these projects. Adjustments to estimates to complete are made in the periods in which facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.
Description of judgements, and changes in judgements, that significantly impact the recognition of internally generated intangible assets [text block]

Development expenses

Under IAS 38, internally generated intangible assets from the development phase are recognized if certain conditions are met. These conditions include the technical feasibility, intention to complete, the ability to use or sell the asset under development, and the demonstration of how the asset will generate probable future economic benefits. The cost of a recognized internally generated intangible asset comprises all directly attributable cost necessary to make the asset capable of being used as intended by management. In contrast, all expenditures arising from the research phase are expensed as incurred.

Determining whether internally generated intangible assets from development are to be recognized as intangible assets requires significant judgment, particularly in determining whether the activities are considered research activities or development activities, whether the product enhancement is substantial, whether the completion of the asset is technical feasible considering a company-specific approach, the probability of future economic benefits from the sale or use including an assessment whether FDA approval will be obtained.

The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, the Group has the intention to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. This assessment is monitored by the Group on a regular basis.

We have determined that the criteria for internally generated intangible assets were met for two projects in 2018: (1) the software development of a new planner for hospitals within a certain medical field and (2) the process to obtain FDA and E.U. approval for a 3D printed product within the Materialise Medical segment. For the latter, we determined that there is a low risk that FDA approval will not be obtained although clinical trials have to be started and commercialization is not expected before 2022. This assessment was made by management based on several factors including the developed product itself, the exclusive patent rights obtained on the developed product, the successful application of the product on a number of patients as part of the emergency exception use obtained from the FDA and the continued discussions to speed up the trial duration and commercialization. The product is also expected to receive E.U. approval for commercialization by the end of 2020. The total amount capitalized is K€158 and K€524 as per December 31, 2018.

Description of judgements, and changes in judgements, that significantly impact the determination of the fair values in the accounting for share based payment transactions [text block]

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted and measured the cost of cash-settled transactions by reference to the fair value of the equity instrument at the date of reporting. The Group has applied the Black-Scholes valuation model to estimate fair value. Using this model requires management to make assumptions with regards to volatility and expected life of the equity instruments. The assumptions used for estimating fair value for share-based payment transactions are disclosed in Note 14 and are estimated as follows:

  Volatility is estimated based on the average annualized volatility of the Group;
  Estimated life of the warrant is estimated to be until the first exercise period which is typically the month after their vesting;
  Fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of issuance. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number quoted peers in the 3D printing industry; and
  The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividends have been paid since inception.

Description of judgements, and changes in judgements, that significantly impact the recognition of deferred tax assets [text block]

 Income taxes

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

As at December 31, 2018, the Group had K€25,285 (2017: K€11,948; 2016: K€9,451) of tax losses carry forward and other tax credits such as investment tax credits and notional interest deduction, of which K€15,592 related to Materialise NV (2017: K€4,581; 2016: K€1,570). These losses relate to the parent and subsidiaries that have a history of losses, in countries where these losses do not expire (except for the notional interest deduction (2018: K€0; 2017: K€315; 2016: K€315)) and may not be used to offset taxable income elsewhere in the Group.

With respect to the unused tax losses of Materialise NV, no deferred tax assets have been recognized in 2018, 2017 and 2016, given that in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainty to which extent these tax losses will be used in future years. As from July 1, 2016, the new Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis in 2018 the Company has assessed that no deferred tax asset should be accounted for with respect to its unused tax losses in Belgium.

With respect to the unused tax losses of the other entities, no deferred tax assets have been recognized in 2018 (2017: K€0; 2016: K€109). The Group has not recognized deferred tax assets on unused tax losses totalling K€11,906 in 2018 (2017: K€7,904; 2016: K€8,877) given that it is not probable that sufficient positive taxable base will be available in the foreseeable future against which these tax losses can be utilized.

If the Group was able to recognize all unrecognized deferred tax assets, net profit would have increased by K€3,531 in 2018 during which K€11,906 of tax losses were utilized. Further details on taxes are disclosed in Note 22.10.

Description of judgements, and changes in judgements, that significantly impact the impairment of goodwill, intangible assets and property, plant and equipment [text block]

Impairment of goodwill, intangible assets and property, plant & equipment

The Group has goodwill for a total amount of K€17,491 as at December 31, 2018 (2017: K€17,552; 2016: K€8,860) which has been subject to an impairment test. The goodwill is tested for impairment based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The value in use is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. The key assumptions used to determine the value in use for the different CGUs are disclosed and further explained in Note 5.

The Group capitalized development expenses for a total amount of K€682 as at December 31, 2018 which are not in the condition as intended by management and as such not amortized. Those development expenses have been subject to an impairment test based on a discounted cash flow model with cash flows derived from the latest business plan. The value in use is sensitive to the discount rate used for the DCF model as well as the expected commercialization date for the products and the expected future cash inflows after commercialization. We refer to the section on development expenses above for further explanations.

When events or changes in circumstances indicate that the carrying amount of the intangible assets and property, plant and equipment may not be recoverable, we estimate the value in use for the individual assets, or when not possible, at the level of CGUs to which the individual assets belong. No impairment charges have been recorded during 2018 (2017: K€0; 2016: K€0).

Description of judgements, and changes in judgements, that significantly impact the determination of the fair values in the accounting for business combinations [text block]

Business combinations

We determine and allocate the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. Business combinations are discussed further in Note 4. The purchase price allocation process requires us to use significant estimates and assumptions, including estimated fair value of the acquired intangible assets;
  estimated fair value of property, plant and equipment; and
  estimated fair value of the contingent consideration.

The contingent consideration as included in the financial statements is recorded at fair value at the date of acquisition and is reviewed on a regular basis. The fair value of the contingent consideration is based on risk-adjusted future cash flows of different scenarios discounted using appropriate interest rates. The structure of the possible scenarios and the probability assigned to each one of them is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios as well as the evolution of the variables.

While we are using our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the date of acquisition, our estimates and assumptions are inherently uncertain and subject to refinement. Examples of critical estimates in valuing certain of the intangible assets we have acquired or may acquire in the future include but are not limited to:

  future expected cash flows from customer contracts and relationships, software license sales and maintenance agreements;
  the fair value of the plant and equipment
  the fair value of the deferred revenue; and
  discount rates.

Description of judgements, and changes in judgements, that significantly impact the provision for expected credit losses of trade receivables and contract assets [text block]

Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (i.e., by legal entity).

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. For instance, if forecast economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables and contract assets is disclosed in Note 25.